Intangible Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets (Textual)
Amortization expense included in cost of revenues	$ 131,243	$ 131,243	$ 487,200	$ 467,765
Minimum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	10 years
Maximum [Member]
Intangible Assets (Textual)
Intangible assets are amortized, Useful life	12 years